Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2017	$ 3,131	$ 86,840,608	$ (85,383,455)	$ 1,460,284
Balance, shares at Jun. 30, 2017	3,132,093
Issuance of restricted common stock	$ 1	3		4
Issuance of restricted common stock, shares	938
Stock-based compensation expense		517,999		517,999
Issuance of warrants to promissory notes payable placement agent		200,658		200,658
Issuance of warrants to holders of promissory notes payable		1,268,831		1,268,831
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder	$ 4	(4)
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder, shares	4,437
Net loss			(8,960,852)	(8,960,852)
Balance at Jun. 30, 2018	$ 3,137	88,828,094	(94,344,307)	(5,513,076)
Balance, shares at Jun. 30, 2018	3,137,468
Cumulative effect of Write-off of Derivative Liabilities under ASU 2017-11		59,397		59,397
Adjusted Balance	$ 3,137	88,887,491	(94,344,307)	(5,453,679)
Adjusted Balance, shares	3,137,468
Stock-based compensation expense		1,213,996		1,213,996
Conversion of Notes and accrued interest	$ 2,683	11,802,150		11,804,833
Conversion of Notes and accrued interest, shares	2,682,917
Equity units issued for cash, net	$ 3,975	17,756,660		17,760,635
Equity units issued for cash, net, shares	3,975,115
Shares relinquished by former officer	$ (76)	(394,334)		(394,410)
Shares relinquished by former officer, shares	(75,848)
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder	$ 25	(25)
Issuance of common stock for cashless exercises of warrants from consultants and Series A Preferred Stock warrant holder, shares	24,991
Net loss			(17,318,060)	(17,318,060)
Balance at Jun. 30, 2019	$ 9,744	$ 119,265,938	$ (111,662,367)	$ 7,613,315
Balance, shares at Jun. 30, 2019	9,744,643